AMERICAN STOCK EXCHANGE®
Equities Options ETFs

03031757

American Stock Exchange
66 Trinity Place
New York, NY 10006

September 9, 2003

1-31785

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

SEP 9 2003

PROCESSED
SEP 17 2003
THOMSON FINANCIAL

Cert AMX

Dear Mr. Johnson:

This is to certify that on September 5, 2003, the American Stock Exchange, Inc. (the "Exchange") received from Mexco Energy Corporation (the "Registrant") a copy of the Registrant's application on Form 8A 12 B for the registration of the following securities:

Common Stock, $0.50 par value per share

We further certify that the above described security has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Director
Listing Qualifications Department

cc: Herbert Scholl